Shareholder Fees - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO	Jun. 14, 2024 USD ($)
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none